              As filed with the Securities and Exchange Commission
                             on January 17, 1996



                                                      Registration Nos. 33-46658
                                                                        811-6615

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              -----------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/
                          Pre-Effective Amendment No.                    / /

                         Post-Effective Amendment No. 6                  /X/



                                    and/or

                       REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940                   /X/

                               Amendment No. 7                           /X/


                       (Check appropriate box or boxes)

                              ------------------

                PRUDENTIAL ADJUSTABLE RATE SECURITIES FUND, INC.

               (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292

              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 214-1250

                               S. Jane Rose, Esq.
                               One Seaport Plaza
                            New York, New York 10292
                    (Name and Address of Agent for Service)

                 Approximate date of proposed public offering:
                As soon as practicable after the effective date
                         of the Registration Statement.

                              -----------------

             It is proposed that this filing will become effective
                            (check appropriate box):

             /X/ immediately upon filing pursuant to paragraph (b)

             / / on (date) pursuant to paragraph (b)

             / / 60 days after filing pursuant to paragraph (a)(1)

             / / on (date) pursuant to paragraph (a)(1)

             / / 75 days after filing pursuant to paragraph (a)(2)

             / / on (date) pursuant to paragraph (a)(2) of Rule 485.
                 If appropriate, check the following box:

             / / This post-effective amendment designates a new
                 effective date for a previously filed post-effective amendment


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant hereby terminates its election to register an indefinite number of shares of common stock, par value $.001 per share. The Registrant filed its final notice under such Rule for the period March 1, 1995 through November 24, 1995 on January 16, 1996.

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

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 17th day of January, 1996.



                        PRUDENTIAL ADJUSTABLE RATE SECURITIES FUND, INC.

                        /s/ Richard A. Redeker
                        --------------------------------------
                        (RICHARD A. REDEKER, PRESIDENT)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                      TITLE                                     DATE
---------                                      -----                                     ----
/s/ Edward D. Beach                            Director                                  January 17, 1996
---------------------------------------
   EDWARD D. BEACH

/s/ Delayne D. Gold                            Director                                  January 17, 1996
---------------------------------------
   DELAYNE D. GOLD

                                               Director
---------------------------------------
   HARRY A. JACOBS, JR.

/s/ Richard A. Redeker                         President and Director                    January 17, 1996
---------------------------------------
   RICHARD A. REDEKER

                                               Director
---------------------------------------
   THOMAS T. MOONEY

/s/ Thomas H. O'Brien                          Director                                  January 17, 1996
---------------------------------------
   THOMAS H. O'BRIEN

/s/ Thomas A. Owens, Jr.                       Director                                  January 17, 1996
---------------------------------------
   THOMAS A. OWENS, JR.

                                               Director
---------------------------------------
   STANLEY E. SHIRK

/s/ Grace C. Torres                            Treasurer and Principal                   January 17, 1996
---------------------------------------          Financial and Accounting Officer
   GRACE C. TORRES